Columbia Variable Portfolio – Select Large Cap Value Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 5.9%
Diversified Telecommunication Services 4.1%
Verizon Communications, Inc.	1,935,002	87,771,691
Interactive Media & Services 1.8%
Alphabet, Inc., Class A	258,750	40,013,100
Total Communication Services		127,784,791
Consumer Discretionary 3.3%
Specialty Retail 3.3%
Lowe’s Companies, Inc.	309,317	72,142,004
Total Consumer Discretionary		72,142,004
Consumer Staples 3.2%
Tobacco 3.2%
Philip Morris International, Inc.	437,913	69,509,931
Total Consumer Staples		69,509,931
Energy 10.9%
Energy Equipment & Services 3.5%
TechnipFMC PLC	2,354,639	74,618,510
Oil, Gas & Consumable Fuels 7.4%
Chevron Corp.	356,245	59,596,226
Marathon Petroleum Corp.	319,709	46,578,404
Williams Companies, Inc. (The)	907,894	54,255,746
Total		160,430,376
Total Energy		235,048,886
Financials 19.1%
Banks 10.8%
Bank of America Corp.	1,386,756	57,869,328
Citigroup, Inc.	914,742	64,937,535
JPMorgan Chase & Co.	256,387	62,891,731
Wells Fargo & Co.	662,194	47,538,907
Total		233,237,501
Capital Markets 2.5%
Morgan Stanley	457,726	53,402,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.8%
American International Group, Inc.	806,021	70,075,466
MetLife, Inc.	699,336	56,149,687
Total		126,225,153
Total Financials		412,865,546
Health Care 14.0%
Health Care Providers & Services 10.9%
Centene Corp.(a)	941,044	57,130,781
Cigna Group (The)	175,047	57,590,463
CVS Health Corp.	1,074,476	72,795,749
Tenet Healthcare Corp.(a)	357,792	48,123,024
Total		235,640,017
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	1,082,910	66,046,681
Total Health Care		301,686,698
Industrials 12.7%
Aerospace & Defense 6.2%
Boeing Co. (The)(a)	441,582	75,311,810
RTX Corp.	453,781	60,107,831
Total		135,419,641
Ground Transportation 2.4%
CSX Corp.	1,769,289	52,070,175
Machinery 2.1%
Caterpillar, Inc.	137,999	45,512,070
Passenger Airlines 2.0%
Southwest Airlines Co.	1,269,549	42,631,456
Total Industrials		275,633,342
Information Technology 13.3%
Communications Equipment 0.8%
Cisco Systems, Inc.	270,937	16,719,522
Electronic Equipment, Instruments & Components 2.8%
Corning, Inc.	1,324,301	60,626,500
IT Services 2.8%
EPAM Systems, Inc.(a)	364,599	61,558,895

Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.7%
Applied Materials, Inc.	433,198	62,865,694
QUALCOMM, Inc.	389,467	59,826,026
Total		122,691,720
Software 1.2%
Teradata Corp.(a)	1,114,875	25,062,390
Total Information Technology		286,659,027
Materials 5.4%
Metals & Mining 5.4%
Barrick Gold Corp.	2,202,782	42,822,082
Freeport-McMoRan, Inc.	1,941,605	73,509,165
Total		116,331,247
Total Materials		116,331,247
Real Estate 3.2%
Specialized REITs 3.2%
American Tower Corp.	318,895	69,391,552
Total Real Estate		69,391,552
Utilities 7.1%
Electric Utilities 4.2%
FirstEnergy Corp.	524,475	21,199,280
PG&E Corp.	4,045,425	69,500,401
Total		90,699,681
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.9%
AES Corp. (The)	5,085,631	63,163,537
Total Utilities		153,863,218
Total Common Stocks (Cost $1,778,679,103)		2,120,916,242

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	39,232,950	39,225,103
Total Money Market Funds (Cost $39,223,777)		39,225,103
Total Investments in Securities (Cost: $1,817,902,880)		2,160,141,345
Other Assets & Liabilities, Net		2,166,699
Net Assets		2,162,308,044
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	51,674,327	237,429,674	(249,880,224)	1,326	39,225,103	3,173	458,389	39,232,950
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7020_12_D01_(05/25)